Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
2.
Summary of Significant Accounting Policies

Basis of Accounting

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles ("GAAP"). Distributions to participants are recorded when paid.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements, accompanying notes and supplemental schedule. Actual results could differ from those estimates.

Investments

The Plan's investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Common stocks are of U.S. companies and are valued at published market prices. Mutual funds are valued at published market prices, which represent the net asset value of shares held by the Plan at year-end. Self-directed brokerage accounts primarily consist of common stock and interest-bearing cash that is comprised of U.S. dollars. The stable value collective trust in which the Plan invests, the Fidelity Managed Income Portfolio II ("MIP"), is valued by the trustee thereof at the net asset value on the last business day of the Plan's year-end as determined by the sponsor of such trust based on the fair value of the underlying assets of the fund. Participant-directed redemptions in the MIP have no restrictions; however, the Plan is required to provide a 12-month redemption notice to liquidate its entire share in the MIP. The primary strategy of the MIP is to seek the preservation of capital as well as provide a competitive level of income over time consistent with the preservation of capital. The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation/depreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.

The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the value of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

During 2025, the Plan exited three Fidelity Asset Manager mutual funds and substantially exited the Fidelity Freedom K® Funds and allocated the funds to various American Funds Target Date Retirement Funds based on the Investment Committee’s overall investment review process. This change did not have an effect on overall investment strategy or risk.

Notes Receivable from Participants (Participant Loans)

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded at December 31, 2025 or 2024.

Share Valuation - OGE Energy Corp. Common Stock Fund

The Plan utilizes the share method of valuation for the OGE Energy Corp. Common Stock Fund. Under the share method of valuation, the price per share of common stock is based on the quoted market value of the Company's common stock. The Company's common stock price is readily available to the participants and is printed in many publications.

Payment of Benefits

Benefit payments are recorded when paid. There were no benefits requested before year-end that were not paid.